Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity for Employee and Nonemployee Awards and Related Information
Stock option activity for employee and nonemployee awards and related information, on an as-converted
based on the final conversion ratio, is as follows:

	Number of Shares	Weighted- Average Exercise Price per Share, $	Weighted- Average Remaining Contractual Term (in Years)	Weighted- Average Grant Date (Fair Value)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—
Granted	3,492,146	$5.49		3.78
Exercised	(1,408)
Cancelled	(162,600)

Outstanding and expected to vest at December 31, 2021	3,328,138	$5.57	9.6	$3.83	$35,936

Vested and exercisable at December 31, 2021	29,578	$4.71	9.6	$3.18	$346

Schedule of Weighted-average Assumptions Option Pricing Model to Determine Fair Value of Stock Options
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted in the year ended December 31, 2021, were as follows:

Year Ended December 31, 2021
Risk-free interest rate	0.47-1.49%
Expected volatility	78.28-81.56%
Expected option life (in years)	5.27-6.25
Expected dividend yield	0.00%
Exercise price	$0.01-$9.80

Schedule Allocation of Stock-Based Compensation Expense
The allocation of stock-based compensation expense for the year ended December 31, 2021, was as follows (in thousands):

Year Ended December 31, 2021
Research and development	$461
General and administrative	760

Total stock-based compensation	$1,221